Provisions - Schedule of Assumptions Used to Measure Retirement Benefits (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of defined benefit plans
Social security contribution rate	45.00%	45.00%
Discount rate	3.30%	3.30%
Staff turnover	8.40%	8.40%
Duration	20 years	20 years
Executive
Disclosure of defined benefit plans
Retirement assumptions	66 years	66 years
Salary increase rate (including inflation)	4.00%	4.00%
Non-executive
Disclosure of defined benefit plans
Retirement assumptions	64 years	64 years
Salary increase rate (including inflation)	3.50%	3.50%